REVENUE - Geographic Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($)
Disclosure of geographical areas [line items]
Revenues	$ 479	$ 416	$ 940	$ 815
Brazil
Disclosure of geographical areas [line items]
Revenues	343	272	663	530
United Kingdom
Disclosure of geographical areas [line items]
Revenues	$ 136	144	$ 277	$ 285
Partnership's Sales Revenue, Net | Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Revenues		$ 272
Concentration risk, number of customers | customer			1
Bottom of range | Partnership's Sales Revenue, Net | Customer Concentration Risk 1
Disclosure of geographical areas [line items]
Percentage of entity's revenue			10.00%